Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 1,379,527	$ 1,069,011
Amount at end of year	1,642,259	1,379,527	$ 1,069,011
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,324,256	3,736,313	2,238,391
Increases	259,988	96,278	172,844
Translation effect	1,163,191	1,493,677	1,322,423
Adjustment for inflation	54,828	27,585	24,975
Decreases, reclassifications and other movements	(47,655)	(29,597)	(22,320)
Amount at end of year	6,754,608	5,324,256	3,736,313
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,868,108	2,579,363	1,498,288
Increases	288,960	214,313	163,329
Translation effect	865,306	1,072,346	907,519
Adjustment for inflation	27,847	13,940	12,988
Decreases, reclassifications and other movements	(17,241)	(11,854)	(2,761)
Amount at end of year	5,032,980	3,868,108	2,579,363
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,456,148	1,156,950	740,103
Amount at end of year	1,721,628	1,456,148	1,156,950
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	107,764	77,193	48,047
Increases	522	62	46
Translation effect	21,309	27,498	24,838
Adjustment for inflation	6,839	3,600	3,382
Decreases, reclassifications and other movements	1,533	(589)	880
Amount at end of year	137,967	107,764	77,193
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	51,774	36,553	22,114
Increases	2,526	2,054	1,260
Translation effect	10,021	13,013	11,444
Adjustment for inflation	3,545	1,801	1,726
Decreases, reclassifications and other movements	(541)	(1,647)	9
Amount at end of year	67,325	51,774	36,553
Land and buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	55,990	40,640	25,933
Amount at end of year	70,642	55,990	40,640
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,879,215	2,688,553	1,604,868
Increases	3,896	(13,412)	1,980
Translation effect	867,307	1,110,354	967,212
Decreases, reclassifications and other movements	150,411	93,720	114,493
Amount at end of year	4,900,829	3,879,215	2,688,553
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,185,191	2,125,588	1,231,930
Increases	234,245	171,786	137,017
Translation effect	722,567	896,732	758,928
Decreases, reclassifications and other movements	(14,973)	(8,915)	(2,287)
Amount at end of year	4,127,030	3,185,191	2,125,588
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	694,024	562,965	372,938
Amount at end of year	773,799	694,024	562,965
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	683,186	472,630	280,451
Increases	4,548	1,724	4,676
Translation effect	153,012	194,960	171,788
Decreases, reclassifications and other movements	13,746	13,872	15,715
Amount at end of year	854,492	683,186	472,630
Refinery equipment and petrochemical plants [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	400,536	261,965	152,295
Increases	33,888	27,195	16,092
Translation effect	91,187	111,376	93,611
Decreases, reclassifications and other movements	(127)		(33)
Amount at end of year	525,484	400,536	261,965
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	282,650	210,665	128,156
Amount at end of year	329,008	282,650	210,665
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	38,319	27,042	16,162
Increases	589	119	83
Translation effect	7,842	10,051	8,723
Adjustment for inflation	1,734	902	716
Decreases, reclassifications and other movements	1,813	205	1,358
Amount at end of year	50,297	38,319	27,042
Transportation equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	26,699	17,951	10,579
Increases	2,163	1,679	1,345
Translation effect	5,487	6,905	5,917
Adjustment for inflation	1,121	524	486
Decreases, reclassifications and other movements	(851)	(360)	(376)
Amount at end of year	34,619	26,699	17,951
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	11,620	9,091	5,583
Amount at end of year	15,678	11,620	9,091
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	89,726	62,423	34,990
Increases	61,152	33,422	43,089
Translation effect	16,918	24,712	21,044
Adjustment for inflation	749	421	920
Decreases, reclassifications and other movements	(60,031)	(31,252)	(37,620)
Amount at end of year	108,514	89,726	62,423
Materials and equipment in warehouse [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at end of year	0
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	89,726	62,423	34,990
Amount at end of year	108,514	89,726	62,423
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	223,909	194,585	124,381
Increases	186,030	72,162	114,878
Translation effect	46,760	61,134	70,818
Adjustment for inflation	5,093	2,575	1,326
Decreases, reclassifications and other movements	(172,436)	(106,547)	(116,818)
Amount at end of year	289,356	223,909	194,585
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	223,909	194,585	124,381
Amount at end of year	289,356	223,909	194,585
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,898	11,386	7,972
Increases	2,092	152	6,532
Translation effect	702	2,605	5,014
Decreases, reclassifications and other movements	(2,464)	(10,245)	(8,132)
Amount at end of year	4,228	3,898	11,386
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,898	11,386	7,972
Amount at end of year	4,228	3,898	11,386
Furniture, fixtures and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	62,805	41,017	24,717
Increases	91	121	106
Translation effect	13,923	17,133	14,289
Adjustment for inflation	1,049	537	828
Decreases, reclassifications and other movements	4,848	3,997	1,077
Amount at end of year	82,716	62,805	41,017
Furniture, fixtures and installations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	53,975	35,117	20,707
Increases	5,206	4,092	2,536
Translation effect	11,898	14,394	11,935
Adjustment for inflation	961	489	773
Decreases, reclassifications and other movements	18	(117)	(834)
Amount at end of year	72,058	53,975	35,117
Furniture, fixtures and installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,830	5,900	4,010
Amount at end of year	10,658	8,830	5,900
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	106,419	70,135	40,998
Translation effect	24,027	30,261	25,116
Decreases, reclassifications and other movements	5,026	6,023	4,021
Amount at end of year	135,472	106,419	70,135
Selling equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	67,530	44,271	25,697
Increases	6,331	4,493	2,765
Translation effect	15,415	18,791	15,822
Decreases, reclassifications and other movements	(42)	(25)	(13)
Amount at end of year	89,234	67,530	44,271
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	38,889	25,864	15,301
Amount at end of year	46,238	38,889	25,864
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	64,099	44,643	24,168
Increases		1,587	865
Adjustment for inflation	32,652	16,134	13,010
Decreases, reclassifications and other movements	5,360	1,735	6,600
Amount at end of year	102,111	64,099	44,643
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	33,572	23,877	12,508
Increases	1,931	1,287	989
Adjustment for inflation	17,102	8,629	6,733
Decreases, reclassifications and other movements	(561)	(221)	3,647
Amount at end of year	52,044	33,572	23,877
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	30,527	20,766	11,660
Amount at end of year	50,067	30,527	20,766
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	64,916	46,706	31,637
Increases	1,068	341	589
Translation effect	11,391	14,969	13,581
Adjustment for inflation	6,712	3,416	4,793
Decreases, reclassifications and other movements	4,539	(516)	(3,894)
Amount at end of year	88,626	64,916	46,706
Other Property [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	48,831	34,041	22,458
Increases	2,670	1,727	1,325
Translation effect	8,731	11,135	9,862
Adjustment for inflation	5,118	2,497	3,270
Decreases, reclassifications and other movements	(164)	(569)	(2,874)
Amount at end of year	65,186	48,831	34,041
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	16,085	12,665	9,179
Amount at end of year	$ 23,440	$ 16,085	$ 12,665